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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group, LLC
                 -----------------------------------------
   Address:      #444-408 St. Peter Street
                 -----------------------------------------
                 St. Paul, MN 55102
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-11803
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Patrick J. Hess
         -------------------------------
Title:       Chief Executive Officer
         -------------------------------
Phone:       651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick J. Hess            St. Paul, MN         8/11/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          27
                                        --------------------

Form 13F Information Table Value Total:        $31,546
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                TITLE OF                   Value             SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER                 CLASS          CUSIP    (x$1000)      SHRS  PRN   CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
ALCOA INC                         COM        013817101    2,290.57   68,416  SH                                 68,416
ALLIED WASTE INDS INC             COM        019589308      884.04   70,051  SH                                 70,051
BLOCKBUSTER INC                   CL B       093679207      224.48  111,131  SH                                111,131
BRONCO DRILLING CO INC            COM        112211107      412.13   22,423  SH                                 22,423
CSK AUTO CORP                     COM        125965103      872.91   83,293  SH                                 83,293
CLEAR CHANNEL COMMUNICATIONS      COM        184502102    3,996.04  113,524  SH                                113,524
CHIPOTLE MEXICAN GRILL INC        CL B       169656204      891.73   11,833  SH                                 11,833
CREDENCE SYS CORP                 COM        225302108       26.09   20,073  SH                                 20,073
CORN PRODS INTL INC               COM        219023108    2,065.12   42,051  SH                                 42,051
ENERGY EAST CORP                  COM        29266M109      566.09   22,900  SH                                 22,900
ENERGY EAST CORP                  PUT        29266M959       18.32   22,900        PUT                          22,900
FIFTH THIRD BANCORP               COM        316773100      853.34   83,825  SH                                 83,825
GETTY IMAGES INC                  COM        374276103    3,056.86   90,093  SH                                 90,093
HLTH CORPORATION                  COM        40422Y101    1,410.82  124,631  SH                                124,631
HUNTSMAN CORP                     COM        447011107      186.39   16,350  SH                                 16,350
HUNTSMAN CORP                     PUT        447011907      190.71   16,300        PUT                          16,300
INDUSTRIAL DISTR GROUP INC        COM        456061100      138.03   11,531  SH                                 11,531
OPTIUM CORP                       COM        68402T107      153.21   21,046  SH                                 21,046
PUGET SOUND ENERGY INC NEW        COM        745310102      464.76   19,373  SH                                 19,373
RADYNE CORP                     COM NEW      750611402    1,117.65   97,782  SH                                 97,782
RURAL CELLULAR CORP               COM        781904107    1,526.34   34,292  SH                                 34,292
RIVIERA HLDGS CORP                COM        769627100      191.94   18,910  SH                                 18,910
SAFECO CORP                       COM        786429100    2,195.06   32,684  SH                                 32,684
TUMBLEWEED COMMUNICATIONS CO      COM        899690101      262.28  100,492  SH                                100,492
TERCICA INC                       COM        88078L105    2,957.23  334,907  SH                                334,907
THIRD WAVE TECHNOLOGIES INC       COM        88428W108    2,000.44  179,251  SH                                179,251
TRIZETTO GROUP INC                COM        896882107    2,088.70   97,694  SH                                 97,694